Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) $ in Thousands, ₪ in Millions			1 Months Ended			12 Months Ended
	Aug. 11, 2024 ILS (₪)	Aug. 11, 2024 USD ($)	Mar. 31, 2023 ILS (₪)	Oct. 31, 2021 ILS (₪)	Oct. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Aug. 11, 2024 USD ($)	Mar. 31, 2023 USD ($)	Oct. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,530,033			$ 1,267,099
Early repayment of financing						$ 531,055		167,769	$ 55,762
Finance income						46,934		39,361	44,686
Finance costs						$ 115,247		$ 66,333	$ 50,397
Opc Rotem Ltd Lenders Consortium Member
Disclosure of detailed information about borrowings [line items]
Borrowings Reserve Account														$ 39,000
Borrowings														$ 400,000
Repayment fees					$ 75,000
Early repayment of fees, net of tax					58,000
Early repayment of financing					291,000
Opc Rotem Ltd Lenders Consortium Member | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings Reserve Account | ₪				₪ 125
Borrowings | ₪				1,292
Repayment fees | ₪				244
Early repayment of fees, net of tax | ₪				188
Early repayment of financing | ₪				904
Opc Member
Disclosure of detailed information about borrowings [line items]
Early repayment of financing					72,000
Opc Member | Financing agreements with Bank Hapoalim Ltd. and Bank Leumi B.M. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₪ 1,650											$ 443,000
Early repayment of fees, net of tax	12	$ 3,000
Finance costs	₪ 49	$ 13,000
Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Early repayment of financing | ₪				₪ 226
Veridis [Member]
Disclosure of detailed information about borrowings [line items]
Early repayment of financing					$ 363,000
Veridis [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.65%										2.65%
Early repayment of financing | ₪				₪ 1,130
Hadera Financing Agreement [Member] | Minimum [Member] | Cpi Linked Member
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										2.40%	2.40%
Hadera Financing Agreement [Member] | Minimum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										3.60%	3.60%
Hadera Financing Agreement [Member] | Maximum [Member] | Cpi Linked Member
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										3.90%	3.90%
Hadera Financing Agreement [Member] | Maximum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										5.40%	5.40%
Gat Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 128,000
Gat Financing Agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪			₪ 450
Gat Financing Agreement [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.40%							0.30%	0.30%		0.40%
Gat Financing Agreement [Member] | Minimum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of hedge			2.05%										2.05%
Minimum debt service coverage ratio			1.15
Gat Financing Agreement [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.90%							0.40%	0.40%		0.90%
Gat Financing Agreement [Member] | Maximum [Member] | Unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of hedge			2.55%										2.55%
Series C Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings											$ 280,000
Series C Debentures [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪										₪ 904
OPC Power [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								7.00%
Investment of shareholders' equity							₪ 565	$ 150,000
Additional investment of shareholders equity							₪ 175	45,000
Increase in investment of shareholders equity								100,000
OPC share in facility								$ 70,000